Related party balances and transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Subscription receivable	$ 1,184,676	$ 0
Due from related party	1,279	0
Due from discontinued operations	$ 17,632,181	$ 14,013,927